UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
          dba AKJ Asset Management
Address:  1180 Harker Avenue
          Palo Alto, CA  94301

Form 13F File Number:    28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth R. Bilodeau, Jr.
Title:    Partner
Phone:    650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.      Palo Alto, CA       April 18, 2007
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      58

Form 13F Information Table Value Total:      $126,007 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



NAME OF ISSUER           TITLE  CUSIP      VALUE     SHARES    INV.     OTHER     VOTING AUTH
                         OF                X1000               DISC.    MGR
                         CLASS
                                                                                  SOLE   SHR   NONE
ABM Industries, Inc.     cs     00163T109  647       24500     sole     n/a              n/a   24500
Abbott Labs              cs     002824100  525       9,400     sole     n/a              n/a   9,400
Automatic Data Proc      cs     053015103  3,623     74,863    sole     n/a              n/a   74,863
Ameren Corp.             cs     023608102  1,275     25,350    sole     n/a              n/a   25,350
AFLAC Inc                cs     001055102  2,258     47,980    sole     n/a              n/a   47,980
American Intl Group.     cs     026874107  5,908     87,891    sole     n/a              n/a   87,891
Allied Cap Corp          cs     01903Q108  3,501     121,525   sole     n/a              n/a   121,525
Amerigas Partners        oa     030975106  600       18,375    sole     n/a              n/a   18,375
American Express         cs     025816109  1,294     22,950    sole     n/a              n/a   22,950
Bank America             cs     060505104  6,100     119,567   sole     n/a              n/a   119,567
Bristol Myers            cs     110122108  2,172     78,238    sole     n/a              n/a   78,238
Citigroup                cs     172967101  258       5,030     sole     n/a              n/a   5,030
Crescent Real Est Eq     oa     225756105  1,389     69,225    sole     n/a              n/a   69,225
Cisco Systems            cs     17275R102  3,652     143,053   sole     n/a              n/a   143,053
Capitalsource Inc        cs     14055X102  2,612     103,950   sole     n/a              n/a   103,950
Diebold Incorporated     cs     253651103  1,555     32,600    sole     n/a              n/a   32,600
I Shares Dow Div         ut     464287168  3,072     43,000    sole     n/a              n/a   43,000
Consolidated Edison      cs     209115104  1,596     31,250    sole     n/a              n/a   31,250
Electronic Data Sys      cs     285661104  3,003     108,476   sole     n/a              n/a   108,476
I Share Tr MSCI          ut     464287465  285       3,740     sole     n/a              n/a   3,740
Fannie Mae               cs     313586109  2,112     38,700    sole     n/a              n/a   38,700
Florida Rock Inds        cs     341104101  3,449     51,250    sole     n/a              n/a   51,250
Great Bay Bancorp        cs     391648102  2,495     92,772    sole     n/a              n/a   92,772
General Electric         cs     369604103  4,029     113,945   sole     n/a              n/a   113,945
Great Plains Energy      cs     391164100  2,766     85,250    sole     n/a              n/a   85,250
Harrahs Entmt Inc        cs     413619107  3,475     41,150    sole     n/a              n/a   41,150
Harsco Corp              cs     415864107  359       8,000     sole     n/a              n/a   8,000
Intel                    cs     458140100  3,024     158,070   sole     n/a              n/a   158,070
Johnson and Johnson      cs     478160104  1,118     18,557    sole     n/a              n/a   18,557
Kimberly Clark           cs     494368103  4,555     66,500    sole     n/a              n/a   66,500
Kinder Morgan Energy     oa     494550106  3,250     61,700    sole     n/a              n/a   61,700
Kinder Morgan Mgmt       cs     49455U100  1,003     19,584    sole     n/a              n/a   19,584
Coca-Cola Co.            cs     191216100  2,866     59,700    sole     n/a              n/a   59,700
Lincoln National         cs     534187109  4,193     61,850    sole     n/a              n/a   61,850
Herman Miller Inc        cs     600544100  354       10,558    sole     n/a              n/a   10,558
3M Company               cs     88579Y101  3,602     47,134    sole     n/a              n/a   47,134
Altria Group Inc         cs     718154107  2,368     26,970    sole     n/a              n/a   26,970
Paccar                   cs     693718108  737       10,046    sole     n/a              n/a   10,046
Precision Castparts      cs     740189105  5,203     50,000    sole     n/a              n/a   50,000
Pepsi                    cs     713448108  233       3,660     sole     n/a              n/a   3,660
Pfizer                   cs     717081103  627       24,803    sole     n/a              n/a   24,803
Proctor and Gamble       cs     742718109  282       4,468     sole     n/a              n/a   4,468
Pharmaceutical Holdr     ut     71712A206  419       5,400     sole     n/a              n/a   5,400
Penn West Energy Tr      cs     707885109  5,499     187,165   sole     n/a              n/a   187,165
Rurban Financial         cs     78176P108  265       22,404    sole     n/a              n/a   22,404
Schlumberger             cs     806857108  248       3,582     sole     n/a              n/a   3,582
A T & T Inc              cs     00206R102  300       7,597     sole     n/a              n/a   7,597
Integrys Energy Grp.     cs     45822P105  844       15,199    sole     n/a              n/a   15,199
Tyco                     cs     902124106  3,557     112,753   sole     n/a              n/a   112,753
US Bancorp               cs     902973304  350       10,000    sole     n/a              n/a   10,000
Vanguard Value ETF       ut     922908744  707       10,340    sole     n/a              n/a   10,340
Walgreen                 cs     931422109  4,393     95,738    sole     n/a              n/a   95,738
Wells Fargo              cs     949746101  990       28,754    sole     n/a              n/a   28,754
Williams Companies       cs     969457100  2,377     83,507    sole     n/a              n/a   83,507
Wal-Mart                 cs     931142103  3,175     67,625    sole     n/a              n/a   67,625
Western Union            cs     959802109  4,435     202,050   sole     n/a              n/a   202,050
Wyeth                    cs     983024100  248       4,965     sole     n/a              n/a   4,965
Exxon Mobil Corp.        cs     30231G102  775       10,275    sole     n/a              n/a   10,275


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